Benefit Plans (Details) - Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Springleaf Financial Services Retirement Plan, Springleaf Financial Services Excess Retirement Income Plan, and Supplemental Executive Retirement Income Plan
Benefit Plans
Projected net pension obligation		$ 25,000
CommoLoco Retirement Plan
Benefit Plans
Projected net pension obligation	$ (5,000)	$ 6,000
Minimum age for eligibility to participate in plan	21 years
Requisite continuous service period for eligibility to participate in plan	1 year
Fair value of plan assets	$ 12,000
Projected benefit obligation	$ 17,000